Leases - Lease Term and Discount Rate (Details)	Dec. 31, 2019
Weighted Average Remaining Lease Term
Operating leases	12 years
Finance leases	24 years
Weighted Average Discount Rate
Operating leases	4.40%
Finance leases	6.30%